June 25, 1997

                         COMSTOCK PARTNERS FUNDS, INC.

               Supplement to Statement of Additional Information
                            Dated September 3, 1996
                         As revised December 16, 1996



          The following information replaces the relevant information contained in the following indicated sections of the Statement of Additional Information ("SAI") of Comstock Partners Funds, Inc.:

          Under the caption "Additional Information Concerning Portfolio Activities-Options, Futures and Currency Transactions" on page 3 of the SAI, the phrase "cash or cash equivalents (or other instruments permitted under applicable regulations)" appearing in the second to last sentence of the first paragraph thereunder is replaced by the phrase "liquid assets".

          Under the caption "Additional Information Concerning Portfolio Activities-Options, Futures and Currency Transactions-Writing Covered Options on Securities" on page 4 of the SAI, the phrase "in a separate account cash or short-term United States Government securities" appearing in the second sentence of the second paragraph thereunder is replaced by the phrase "in a segregated account liquid assets".

          Under the caption "Additional Information Concerning Portfolio Activities-Options, Futures and Currency Transactions-Purchase and Sale of Options and Futures Contracts on Stock Indices" on page 5 of the SAI, the phrase "cash or cash equivalents (or other instruments permitted under applicable regulations) or a combination thereof" appearing in the second to last sentence of the second paragraph thereunder is replaced by the phrase "liquid assets".

          Under the caption "Additional Information Concerning Portfolio Activities-Options, Futures and Currency Transactions-Foreign Currency Transactions" on pages 6-7 of the SAI, the phrase "cash, cash equivalents or readily marketable securities" appearing in the seventh sentence of the first paragraph thereunder is replaced with "liquid assets".

          Under the caption "Additional Information Concerning Portfolio Activities-Short-Selling" on page 8 of the SAI, the phrase "cash, U.S. Government Securities, or other instruments permitted under applicable regulations" appearing in the second sentence thereunder is replaced with "liquid assets".

          Under the caption "Additional Information Concerning Portfolio Activities-Leverage Through Borrowing (Capital Value Fund only) on page 12 of the SAI, the phrase "cash or U.S. Government securities or other high quality liquid debt securities" appearing in the second to last sentence of the paragraph is replaced with "liquid assets".

                                                                 June 25, 1997

                         COMSTOCK PARTNERS FUNDS, INC.

               Supplement to Prospectus dated September 3, 1996



          The following information supplements or replaces the relevant information contained in the following indicated sections of the Prospectus of Comstock Partners Funds, Inc.

          Under the caption "Derivatives Transactions-Options, Futures and Currencies" on page 25 of the Prospectus, the phrase "cash or cash equivalents" appearing in the third sentence thereunder is replaced by the phrase "liquid assets".

          Under the caption "Forward Commitments" on page 29 of the Prospectus, the second to last sentence thereunder is replaced by the following: "A segregated account of a Fund consisting of liquid assets at least equal at all times to the amount of the when-issued or forward commitments will be established and maintained at such Fund's custodian bank."

          The following information supersedes any contrary information contained in the Fund's Prospectus.

          The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.